[logo] PIONEER Investments(R)






								March 5, 2015


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549


Re:       Pioneer Series Trust VI (the "Trust")
          File Nos. 333-138560 and 811-21978)
          CIK No. 0001380192

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of the prospectuses and statements of additional information for Pioneer Floating Rate Fund and Pioneer Multi-Asset Real Return Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment
No. 27 to the Trust's registration statement on Form N-1A, filed electronically on February 27, 2015 (Accession No. 0001380192-15-000003).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.


						Very truly yours,


						/s/ Eugenio Martinez
    						-------------------------
    						    Eugenio Martinez
    						    Legal Product Manager



cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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